UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-8920

Torchlight Value Fund, Inc.
(Exact name of registrant as specified in charter)

230 Park Avenue
New York, NY 10169
(Address of principal executive offices) (Zip code)

Daniel Heflin
Torchlight Value Fund, Inc.
230 Park Avenue
New York, NY 10169
(Name and address of agent for service)

Registrant’s telephone number, including area code:	1-212-883-2800

Date of fiscal year end: October 31, 2011

Date of reporting period: April 30, 2011

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Report(s) to Shareholders.

The registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “1940 Act”) is attached hereto.

TORCHLIGHT INVESTORS

TORCHLIGHT VALUE FUND, INC.

SEMI-ANNUAL REPORT

APRIL 30, 2011 (UNAUDITED)

TORCHLIGHT INVESTORS

SEMI-ANNUAL REPORT 2011 | TORCHLIGHT VALUE FUND, INC.

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SEMI-ANNUAL REPORT 2011 | TORCHLIGHT VALUE FUND, INC.

LETTER TO SHAREHOLDERS

June 2011

TORCHLIGHT VALUE FUND, Inc.

Dear Shareholder,

Enclosed is the annual report for the Torchlight Value Fund (the “Fund”). This report covers the period from November 1, 2010 through April 30, 2011. As of April 30, 2011, the net asset value of the Torchlight Value Fund Master (the “Master Fund”), into which all assets of the Fund are invested, was $395,295,426, which included 145 debt securities with a net investment value of $389,674,764 and $5,620,662 of assets (net of other liabilities). Performance information as of April 30, 2011 is presented below along with the performance for the benchmark of the Master Fund.

Annualized Return
(as of April 30, 2011)

	Trailing 1 Year	Trailing 5 Year	Since Index Inception (1)	Since Fund Inception (2)

Torchlight Value Fund, Inc.	24.08%	0.91%	6.18%	7.14%
Barclays Capital CMBS BBB Index	35.56%	-6.92%	2.71%	N/A

(1)	The Barclays Capital CMBS BBB Index was formed on January 1, 1997
(2)	The Fund was formed on December 24, 1994

Market Overview

Although new challenges have emerged recently in the commercial real estate and CMBS markets, the first four months of 2011 continued the trend toward improved property fundamentals and increased capital supply. The NCREIF Property Index continued its climb from its 2009 lows, ending up 13.1% for 2010 and climbing an additional 3.4% through March, 2011. This was driven by signs of economic growth and increased investor appetite; in the first quarter of 2011, some sectors experienced year-over-year sales volume exceeding 100%. The freshly recapitalized REITs came into 2011 with twice the market share of purchase volume they had going in to 2010 and continued to compete with equity funds and others for deals. This year has seen nationwide property listings at their highest level since late 2008. For most of the last six months, acquisition cap rate compression has been the clearest reflection of the increased capital and competition in the commercial real estate market.

Distressed sales continue to make market-wide assessments of value difficult as the bifurcation between trophy assets and distressed properties widens. However, the first quarter’s $15 billion increase in distressed securitized CRE debt was the smallest increase since the third quarter of 2008. Additionally, CMBS delinquency rates plateaued in the first four months of 2011, inching up from 9.7% to 9.76%, versus a surge from 5.77% to 7.84% over the first four months of 2010.

Although the commercial real estate market continued to deleverage on a net basis in the first quarter of 2011, CMBS posted their first quarter of positive net growth in outstanding principal since the end of 2007. The new issue CMBS market continued the recovery that began in the middle of last year. Through April 2011, new originations in “CMBS 2.0” totalled $9.9 billion, versus just under $600 million for the first four months of 2010. Through mid-June 2011, YTD CMBS originations stand at $16.3 billion, exceeding 2010’s full-year origination of $12.3 billion. However, in recent deals metrics such as loan-to-value, debt service coverage ratio and debt yield have crept to more liberal levels.

CMBS spreads generally tightened over the first four months of the reporting period. In March 2011, super-senior AAA spreads widened by 25-35 basis points in the aftermath of the Japanese earthquake, but tended to tighten again by the end of April.

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SEMI-ANNUAL REPORT 2011 | TORCHLIGHT VALUE FUND, INC.

In late May, AAA spreads began to widen again and non-investment grade tranches traded lower. Like much of the fixed income market over the last month, the CMBS market has deteriorated in the face of a cascade of negative exogenous shocks. Rating agency warnings of a U.S. downgrade over the debt ceiling debate, continuing uncertainties over the Eurozone’s ability to dodge a Greek sovereign default (and the credit lockup such a default would provoke), the capping of excess USD liquidity as QE2 draws to a close and the Federal Reserve’s piecemeal auctions of its Maiden Lane II portfolio have eroded market confidence and caused many investors to pause or reposition. We believe the defensive attributes of the fund, including its strong cash yield and well-seasoned collateral, will help insulate it during this period of uncertainty.

As always, we appreciate the confidence you have placed in us and if you have any questions, please feel free to contact me at (212) 883-2541 or Robert Kopchains at (212) 883-2692.

Regards,

Daniel Heflin
President

1. Real Capital Analytics, April 2011
2. CMBS delinquency data are from Trepp and include conduit commercial mortgages, all property types, securitized as commercial mortgage backed securities that are 30+, in process of foreclosure, REO, or non-performing maturities.
3. Federal Reserve Flow of Funds (Z.1) June 9, 2011
4. Compendium of Statistics, CRE Finance Council, May 2011

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SEMI-ANNUAL REPORT 2011 | TORCHLIGHT VALUE FUND, INC.

PERFORMANCE OVERVIEW (unaudited)

Growth in Value of a $10,000 Investment in the Torchlight Value Fund and the Barclays Capital CMBS BBB Index (1)
(December 31, 1994 to April 30, 2011)

(1)	The Barclays Capital CMBS BBB Index was formed on January 1, 1997

The Barclays Capital CMBS BBB Index represents securities that are SEC-registered, taxable, and dollar denominated. The index covers the Baa component of the Investment Grade CMBS index.

Unlike the returns of the Fund, the returns of the Barclays Capital CMBS BBB Index do not include the adverse effects of shareholder transactions costs and fund operating expenses. Past performance does not predict future performance and the performance provided does not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares.

Since December 2007, the Torchlight Value Fund (the “Fund”) has used both the Barclays Capital U.S. Aggregate Index and the Barclays Capital CMBS BBB Index as benchmarks against which to measure its performance in shareholder reports and Fund documentation. Because the Fund’s portfolio is comprised almost entirely of CMBS, while the Barclays Capital U.S. Aggregate Index is heavily weighted by various other forms of debt securities, Torchlight Investors, in consultation with the Fund’s Board of Directors, determined in July of 2010 that the Barclays Capital CMBS BBB Index is a more appropriate benchmark against which to measure the Fund’s performance, and until further notice, such index will be used as the Fund’s sole benchmark in shareholder reports and other Fund documentation.

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SEMI-ANNUAL REPORT 2011 | TORCHLIGHT VALUE FUND, INC.

FUND OVERVIEW (unaudited)

THE INVESTMENT ADVISER*

Torchlight Investors is an SEC registered investment adviser with $3.8 billion under management. Torchlight has been managing commercial real estate related debt investments for its institutional clients since 1995. Operating out of its headquarters in New York, Torchlight has over 50 employees and a senior management team that averages over 20 years of experience.

*Information as of April 30, 2011

FUND OBJECTIVE

Torchlight Value Fund Master, LLC (the “Master Fund”) seeks to generate high current income by selecting investments based on fundamental analysis and relative value.

INVESTMENT STRATEGY

The Master Fund’s investment approach identifies investments with potential for capital appreciation based on credit upgrades and other factors. The majority of the securities in which the Master Fund invests are commercial mortgage backed securities with a maturity of 2 to 20 years. The portfolio is actively managed to enhance return and to mitigate downside risk.

PORTFOLIO OVERVIEW

TORCHLIGHT VALUE FUND MASTER, LLC

April 30, 2011
Net Asset Value	$395.3 MM
Portfolio Positions	145
Nominal Yield to Maturity	21.6%
Average Rating	BBB+
Spread to U.S. Treasury	2,041 bps
Weighted Average Life	3.3 years
Average Modified Duration	2.4 years
Portfolio Distribution†:
CMBS	95.8%
Other (includes Treasuries)	4.2%

†

Portfolio Distribution is based on market value. Market values are based on information from one or more of the following sources: quotations from dealers, third party pricing services and market transactions of comparable securities. These may differ from the value that would have been used had a broader market for the securities existed and the differences could be material.

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SEMI-ANNUAL REPORT 2011 | TORCHLIGHT VALUE FUND, INC.

PORTFOLIO HIGHLIGHTS (unaudited)
TORCHLIGHT VALUE FUND MASTER, LLC
(As of April 30, 2011)

PORTFOLIO DISTRIBUTION[1]

COLLATERAL DISTRIBUTION[1]

(1)

Based on market value. Market values are based on information from one or more of the following sources: quotations from dealers, third party pricing services and market transactions of comparable securities. These may differ from the value that would have been used had a broader market for the securities existed and the differences could be material.

(2)	Rating groups include “+” and “-”. Split rated bonds shown at the lowest rating.
(3)	Other includes collateral distributions of less than 3% of the outstanding principal balance.

Source: Torchlight Investors and Trepp, LLC

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SEMI-ANNUAL REPORT 2011 | TORCHLIGHT VALUE FUND, INC.

FINANCIAL HIGHLIGHTS
TORCHLIGHT VALUE FUND, INC.

Per Share Operating Performance
For a Share Outstanding Throughout Each Period

	Six Months Ended April 30, 2011 (unaudited)		Year Ended October 31, 2010		Year Ended October 31, 2009		Year Ended October 31, 2008		Year Ended October 31, 2007		Year Ended October 31, 2006

Net Asset Value, Beginning of Period	$5.48		$4.30		$4.48		$8.28		$9.35		$9.29

Income (loss) from Investment Operations
Net Investment Income (1)	0.24		0.49		0.60		0.57		0.53		0.63
Net Realized and Unrealized Gain (Loss)	0.51		1.14		(0.27)		(3.87)		(1.06)		0.06

Total Income (Loss) from Investment Operations	0.75		1.63		0.33		(3.30)		(0.53)		0.69

Distributions from:
Net Investment Income	(0.21)		(0.45)		(0.51)		(0.50)		(0.54)		(0.63)

Total Distributions	(0.21)		(0.45)		(0.51)		(0.50)		(0.54)		(0.63)

Net Asset Value, End of Period	$6.02		$5.48		$4.30		$4.48		$8.28		$9.35

Total Investment Return (2)	13.86%		39.19	%(3)	13.70	%(3)	(41.58	)% (3)	(6.01	)% (3)	7.76%

Ratios and Supplemental Data
Net Assets, End of Period (Thousands)	$365,100		$315,053		$313,059		$283,461		$401,512		$412,767
Ratio of Net Expenses to Average Net Assets	0.79	% (4),(6)	0.80	%(4)	0.80	%(4)	0.80	%(4)	0.80	%(4)	0.78	%(4)
Ratio of Net Investment Income to Average Net Assets	8.44	% (4),(6)	10.30	%(4)	18.88	%(4)	8.21	%(4)	5.86	%(4)	5.78	%(4)
Ratio of Fees and Expenses Waived Under
Contractual Obligation to Average Net Assets	0.00%		0.02%		0.15%		0.01%		0.01%		0.00%
Portfolio Turnover Rate (5)	—		—		—		—		—		—

(1)	Calculated based upon average shares throughout the period.
(2)

Total investment return based on per share net asset value reflects the effects of changes in net asset value on the performance of the Fund during the year, and assumes dividends and distributions, if any, were reinvested at net asset value on the ex-dividend date.

(3)	Total investment return would have been lower had certain fees not been waived during the period.
(4)	Includes the Fund’s share of expenses allocated from the Master Fund.
(5)	Portfolio turnover rate is shown in the Financial Highlights section of the Financial Statements for the Torchlight Value Fund Master, LLC.
(6)	Annualized.

See Notes to Financial Statements and Attached Financial Statements of Torchlight Value Fund Master, LLC.

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SEMI-ANNUAL REPORT 2011 | TORCHLIGHT VALUE FUND, INC.

FINANCIAL STATEMENTS
TORCHLIGHT VALUE FUND, INC.

Statement of Assets and Liabilities
April 30, 2011 (unaudited)

Assets
Investment in Torchlight Value Fund Master, LLC (“Master Fund”), at Fair Value	$365,830,752

Total Assets	365,830,752

Liabilities

Accrued Advisory Fees - Note C	540,682
Redemption Payable	132,234
Accrued Audit and Tax Fees	35,000
Other Accrued Expenses	22,800

Total Liabilities	730,716

Net Assets	$365,100,036

Net Assets Consist of:
Paid in Capital	$504,979,605
Accumulated Undistributed Net Investment Income	15,609,342
Accumulated Net Realized Loss	(80,978,111)
Net Unrealized Depreciation	(74,510,800)

Net Assets	$365,100,036

Net Assets	$365,100,036
Common Stock
Shares Issued and Outstanding ($0.01 par value) (Authorized 250,000,000)	60,683,886
Net Asset Value Per Share	$6.02

See Notes to Financial Statements and Attached Financial Statements of Torchlight Value Fund Master, LLC.

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SEMI-ANNUAL REPORT 2011 | TORCHLIGHT VALUE FUND, INC.

FINANCIAL STATEMENTS
TORCHLIGHT VALUE FUND, INC.

Statement of Operations
For the Six Months Ended April 30, 2011 (unaudited)

Investment Income
Interest Income Allocated from the Master Fund	$15,384,761
Expenses Allocated from the Master Fund	(212,628)

Total Investment Income	15,172,133

Expenses
Advisory Fees - Note C	1,050,075
Audit and Tax Fees	24,909
Directors’ Fees	12,000
Transfer Agent Fees - Note E	8,026
Administrative Fees - Note D	6,000
Other Expenses	5,934

Total Expenses	1,106,944

Net Investment Income	14,065,189

Realized and Unrealized Gain on Investments Allocated from the Master Fund
Net Realized Gain on Investments Allocated from the Master Fund	6,335,568
Net Change in Unrealized Depreciation on Investments Allocated from the Master Fund	23,939,110

Net Gain on Investments	30,274,678

Net Increase in Net Assets Resulting from Operations	$44,339,867

See Notes to Financial Statements and Attached Financial Statements of Torchlight Value Fund Master, LLC.

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SEMI-ANNUAL REPORT 2011 | TORCHLIGHT VALUE FUND, INC.

FINANCIAL STATEMENTS
TORCHLIGHT VALUE FUND, INC.

Statements of Changes In Net Assets

	Six Months Ended April 30, 2011 (unaudited)	Year Ended October 31, 2010

Increase in Net Assets Resulting from Operations:
Net Investment Income	$14,065,189	$31,299,629
Net Realized Gain (Loss)	6,335,568	(1,407,541)
Net Change in Unrealized Depreciation	23,939,110	70,898,597

Net Increase in Net Assets Resulting from Operations	44,339,867	100,790,685

Distributions from:
Net Investment Income	(12,150,304)	(27,914,818)

Capital Share Transactions:
Proceeds from Shares Issued	7,570,000	1,600,061
Proceeds from Reinvestment of Cash Distributions	11,037,618	24,487,572
Cost of Shares Repurchased	(750,389)	(96,969,476)

Net Increase (Decrease) in Net Assets from Capital Share Transactions	17,857,229	(70,881,843)

Total Increase in Net Assets	50,046,792	1,994,024
Net Assets:
Beginning of Period	315,053,244	313,059,220

End of Period (including undistributed net investment income of $15,609,342 in 2011 and $13,694,457 in 2010, respectively)	$365,100,036	$315,053,244

Shares Issued and Redeemed:
Shares Issued	1,353,050	292,201
Shares Issued for Reinvestment of Distributions	1,922,235	4,974,826
Shares Redeemed	(126,031)	(20,454,878)

Net Increase (Decrease) in Capital Share Transactions	3,149,254	(15,187,851)

See Notes to Financial Statements and Attached Financial Statements of Torchlight Value Fund Master, LLC.

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SEMI-ANNUAL REPORT 2011 | TORCHLIGHT VALUE FUND, INC.

FINANCIAL STATEMENTS
TORCHLIGHT VALUE FUND, INC.

Statement of Cash Flows
For the Six Months Ended April 30, 2011 (unaudited)

Cash Flows from Operating Activities:
Net Increase in Net Assets Resulting from Operations	$44,339,867
Adjustments to Reconcile Net Increase in Net Assets Resulting from Operations to Net Cash Used in Operating Activities:
Increase in Investment in the Master Fund	(50,157,677)
Net Change in Operating Assets and Liabilities:
Increase in Accrued Advisory Fees	117,985
Decrease in Other Accrued Expenses	(7,100)

Net Cash Used in Operating Activities	(5,706,925)

Cash Flows from Financing Activities:*
Cash Subscriptions Received	7,570,000
Cash Redemptions Paid	(750,389)
Net Investment Income Distributions Paid	(1,112,686)

Net Cash Provided by Financing Activities	5,706,925

Net Change in Cash	—
Cash at Beginning of Period	—

Cash at End of Period	$—

* Non-cash financing transactions not included herein consist of reinvestment of distributions of $11,037,618.

See Notes to Financial Statements and Attached Financial Statements of Torchlight Value Fund Master, LLC.

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SEMI-ANNUAL REPORT 2011 | TORCHLIGHT VALUE FUND, INC.

NOTES TO FINANCIAL STATEMENTS
TORCHLIGHT VALUE FUND, INC.

April 30, 2011

A.

Organization: The Torchlight Value Fund, Inc. (the “Fund”) is registered under the Investment Company Act of 1940, as amended, as a non-diversified, open-end management investment company. Prior to July 8, 1999, the Fund was registered as a closed-end management investment company, formed on December 24, 1994. The objective of the Fund is to provide high current income by investing primarily in commercial mortgage-backed securities.

The Fund is organized as a feeder fund in a “master/feeder fund” structure, and Torchlight Value Fund Master, LLC (the “Master Fund”) is the master fund. The Fund invests all of its investable assets in the Master Fund, which has the same investment objective as the Fund. As of April 30, 2011, the Fund’s proportionate interest in the net assets of the Master Fund was 92.5%. The Master Fund utilizes the services of the Adviser, Torchlight Investors, LLC, to invest the assets of the Fund, together with the assets of another feeder fund, Torchlight Value Fund, plc, formerly Clarion Fund plc, which is also managed by the Adviser following the same investment strategy described herein.

The performance of the Fund is directly affected by the performance of the Master Fund. The financial statements of the Master Fund, including its Portfolio Holdings, are attached to this report and should be read in conjunction with the Fund’s financial statements.

B.	Summary of Significant Accounting Policies: The Fund prepares its financial statements in conformity with U.S. Generally Accepted Accounting Principles (“GAAP”).

The following significant accounting policies are in conformity with GAAP. Such policies are followed by the Fund in the preparation of its financial statements. GAAP may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1.

Security Valuation: The Fund records its investment in the Master Fund at fair value, which generally represents its proportionate ownership of the Members’ Capital of the Master Fund. Valuation of the investments of the Master Fund is further discussed in Note B1 to its financial statements which are attached herein.

2.

Investment Income and Expenses: The Fund records its proportionate share of the Master Fund’s income, expenses, and realized and unrealized gains and losses. Income and expenses that are directly attributable to the Fund are recorded on an accrual basis as earned or as incurred.

3.

Income Taxes: The Fund is a regulated investment company under Subchapter M of the Internal Revenue Code. It is the Fund’s policy to comply with the requirements of Subchapter M and distribute substantially all of its taxable income to its shareholders. Accordingly, no provision for Federal income taxes is required in the financial statements.

The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold would be recorded as a tax expense in the current period. Management has analyzed the Fund’s tax positions for all open tax years (the current and the prior three tax years) and has concluded that as of April 30, 2011, no provision for income taxes would be required in the financial statements. The Fund’s U.S. Federal income and excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service. The Fund does not have any state-sourced income and is not subject to income taxes in any states.

As of and during the period ended April 30, 2011, the Fund did not have any liabilities for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the year, the Fund did not incur any interest or penalties.

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SEMI-ANNUAL REPORT 2011 | TORCHLIGHT VALUE FUND, INC.

NOTES TO FINANCIAL STATEMENTS
TORCHLIGHT VALUE FUND, INC.

B.	Summary of Significant Accounting Policies (continued):

4.

Distributions to Shareholders: The Fund distributes substantially all of its net investment income monthly. Any net realized capital gains are distributed annually. All distributions are recorded on the ex-dividend date. Under the Fund’s Automatic Dividend Reinvestment Plan (the “Plan”), all dividends and capital gain distributions are automatically reinvested in additional shares at net asset value. Shareholders who do not elect to participate in such Plan will receive their dividends and distributions in cash.

The amount and character of income and capital gain distributions to be paid are determined in accordance with Federal income tax regulations which may differ from GAAP.

	5.	Other: Contributions to and withdrawals of interests from the Master Fund are accounted for on the trade date, which is the date the trade was executed.

C.

Advisory Services: Pursuant to an Investment Advisory Agreement between the Fund and the Adviser (the “Advisory Agreement”), the Adviser receives an annual advisory fee of 0.63% of the monthly average net assets of the Fund. The Adviser has agreed to waive a portion of its fee such that the total annual operating expenses of the Fund (including advisory fees) do not exceed 0.80% of the Fund’s net asset value. Any out-of-pocket due diligence and other expenses (which may include, but will not be limited to legal, appraisal, environmental, and site visit expenses) incurred by the Adviser in directly managing the Fund’s investments will not be included as Fund operating expenses for purposes of calculating a management fee waiver. For the six months ended April 30, 2011, the Adviser did not waive fees pursuant to this provision.

D.	Administration and Custodian Services: The Bank of New York Mellon Corporation serves as the Fund’s Administrator and Custodian pursuant to separate administration, accounting, and custody agreements.

E.	Transfer Agent: Huntington Asset Services, Inc., formerly Unified Fund Services, Inc., serves as the Fund’s Transfer Agent pursuant to a mutual fund services agreement.

F.

Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. The Fund does not anticipate recognizing any loss relating to these arrangements.

G.	Subsequent Events: During the month of May 2011, the Fund received six subscription notices totaling $1,690,000 and one partial redemption notice in the amount of $230,000, effective June 1, 2011.

Management has evaluated the effect of subsequent events that may require disclosure on the Fund’s financial statements and determined that there are no other subsequent events that would require disclosure in the Fund’s financial statements.

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SEMI-ANNUAL REPORT 2011 | TORCHLIGHT VALUE FUND, INC.

CONSIDERATION OF INVESTMENT ADVISORY AGREEMENTS
TORCHLIGHT VALUE FUND, INC.

At the July 21, 2010 meeting of the Boards of Directors (the “Boards” or the “Directors”) of Torchlight Value Fund, Inc. and Torchlight Value Fund Master, LLC (the “Funds”), the Boards considered the annual renewal of the investment advisory arrangements (the “Investment Advisory Agreements”) between Torchlight Investors, LLC (the “Adviser”) and the Funds.

In evaluating the Investment Advisory Agreements, the Directors reviewed materials prepared by the Adviser, including fee comparison tables and the Adviser’s Form ADV and financial statements. The Directors also considered a memorandum prepared by legal counsel discussing the legal standards that should be applied in their consideration of the Investment Advisory Agreements.

During the course of their review, the Directors considered the following, among other topics:

• The Directors reviewed the Funds’ investment performance as well as the performance of a selected peer group of other funds, the performance of certain institutional accounts managed by the Adviser, and the performance of an appropriate market index. The Directors noted that the Funds’ performance was up significantly for the current year and that performance compared favorably to that of the peer funds and the market index.

• Considering the Adviser’s fees, the Directors compared fees charged to the selected peer group of other funds and fees charged to certain institutional accounts managed by the Adviser and noted that the fee comparison was reasonable.

• The Directors reviewed the qualifications, backgrounds and responsibilities of the team members primarily responsible for day-to-day portfolio management services for the Funds.

• The Directors noted the health of the Adviser’s business and its ability to endure recent difficult market conditions as positive factors in evaluating the Adviser.

• The Directors considered the potential for economies of scale as the Funds grow, but determined that the current sizes of the Funds do not warrant adjustments to the fee or expense arrangement relating to any economies of scale.

At the conclusion of their review, the Boards, including a majority of each Board’s Independent Directors, determined that in light of all the relevant factors, the Investment Advisory Agreements were reasonable, in the best interests of the Funds and their shareholders, and should be continued.

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SEMI-ANNUAL REPORT 2011 | TORCHLIGHT VALUE FUND, INC.

FUND EXPENSES (unaudited)
TORCHLIGHT VALUE FUND, INC.

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments and contingent deferred sales charges on redemptions and (2) ongoing costs, including advisory fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

ACTUAL EXPENSES

The first line of the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide the account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or contingent deferred sales charges on redemptions. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 11/01/2010	Ending Account Value 4/30/2011	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Torchlight Value Fund, Inc.
Actual	$1,000.00	$1,138.59	0.79%	$4.20
Hypothetical (5% return before expenses)	$1,000.00	$1,020.87	0.79%	$3.97

*Expenses are calculated using the annualized expense ratio for the Fund, which represents the ongoing expenses as a percentage of net assets for the six-months ended 4/30/11. Expenses are calculated by multiplying the annualized expense ratio by the average account value for the period; then multiplying the result by the number of days in the most recent fiscal half-year; and then dividing that result by the number of days in the calendar year. Expense ratios for the most recent fiscal half-year may differ from expense ratios based on the one-year data in the financial highlights.

A description of the Fund’s proxy voting policies and procedures related to portfolio securities is available without charge, upon request, by calling the Fund at (212) 883-2692 or on the Securities & Exchange Commission’s website at http://www.sec.gov.

Information regarding how the Fund voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request by calling the Fund at (212) 883-2692 or by accessing the Fund’s Form N-PX on the Commission’s website at http://www.sec.gov.

The Fund will file its complete schedule of portfolio holdings with the Securities & Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC website at http://www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

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SEMI-ANNUAL REPORT 2011 | TORCHLIGHT VALUE FUND, INC.

FINANCIAL HIGHLIGHTS
TORCHLIGHT VALUE FUND MASTER, LLC

	For the Six Months Ended April 30, 2011 (Unaudited)		Year Ended October 31, 2010	Year Ended October 31, 2009	Year Ended October 31, 2008	Year Ended October 31, 2007	Year Ended October 31, 2006

Total Investment Return (1)	14.21%		40.03%	14.48%	(41.15)%	(5.61)%	7.95%

Ratios and Supplemental Data

Members’ Capital, End of Year (in Thousands)	$395,295		$341,608	$346,064	$315,452	$470,195	$479,251
Ratio of Expenses to Average Members’ Capital	0.13	% (2)	0.15%	0.27%	0.16%	0.17%	0.13%
Ratio of Net Investment Income to Average Members’ Capital	9.06	% (2)	10.93%	19.40%	8.84%	7.02%	7.36%
Portfolio Turnover Rate	21	% (3)	37%	73%	87%	104%	70%

(1)

Total investment return is based on net increase (decrease) in the Master Fund’s members’ capital resulting from operations and reflects the effects of changes in the Master Fund’s members’ capital adjusted for contributions and withdrawals on the performance of the Master Fund during the year.

(2)	Annualized.
(3)	Not annualized.

See Notes to Financial Statements.

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SEMI-ANNUAL REPORT 2011 | TORCHLIGHT VALUE FUND, INC.

PORTFOLIO HOLDINGS
TORCHLIGHT VALUE FUND MASTER, LLC

April 30, 2011 (unaudited)

			Principal Amount	Value (a)

COMMERCIAL MORTGAGE-BACKED SECURITIES (97.11%)
Ansonia CDO Ltd.	5.702% due 07/28/2046	(b)	$2,617,737	$670,143	(c),(d),(e)
Ansonia CDO Ltd.	1.363% due 10/25/2056	(b)	8,750,000	—	(c),(d),(e),(f)
Ansonia CDO Ltd.	0.863% due 10/25/2056	(b)	6,250,000	—	(c),(d),(e),(f)
Ansonia CDO Ltd.	7.445% due 07/28/2046	(b)	2,000,000	—	(c),(d),(e),(f)
Ansonia CDO Ltd.	7.149% due 07/28/2046	(b)	2,000,000	—	(c),(d),(e),(f)
Banc of America Commercial Mortgage, Inc.	6.721% due 06/11/2035	(b)	9,054,108	9,112,416	(g)
Banc of America Commercial Mortgage, Inc.	5.889% due 07/10/2044		4,000,000	4,420,720	(g)
Banc of America Commercial Mortgage, Inc.	0.424% due 02/10/2051	(b)	246,621,570	4,368,926	(d),(g),(h)
Banc of America Commercial Mortgage, Inc.	7.000% due 09/15/2032	(b)	10,000,000	3,955,290	(d)
Banc of America Large Loan, Inc.	5.816% due 05/15/2046	(b)	4,500,000	4,701,150	(g)
Bank of America-First Union National Bank Commercial Mortgage, Inc.	6.250% due 04/11/2037	(b)	12,300,000	11,932,722
Chase Commercial Mortgage Securities Corp.	6.390% due 11/18/2030	(b)	4,781,118	5,029,718	(d)
Chase Commercial Mortgage Securities Corp.	7.370% due 06/19/2029	(b)	757,041	782,304	(d)
Citigroup/Deutsche Bank Commercial Mortgage Trust	0.868% due 12/11/2049	(b)	40,500,000	1,494,333	(d),(g),(h)
Commercial Mortgage Acceptance Corp.	6.210% due 07/15/2031	(b)	7,323,000	7,617,639	(d)
Commercial Mortgage Acceptance Corp.	5.440% due 09/15/2030	(b)	4,806,222	5,010,631	(g)
Commercial Mortgage Acceptance Corp.	5.440% due 09/15/2030	(b)	2,500,000	2,571,910	(d),(g)
Commercial Mortgage Pass-Through Certificates	0.349% due 12/15/2020	(b)	4,000,000	3,580,200	(g)
Commercial Mortgage Pass-Through Certificates	2.469% due 07/10/2046	(b)	29,827,765	3,182,118	(d),(g),(h)
Commercial Mortgage Pass-Through Certificates	0.669% due 12/15/2020	(b)	1,500,000	1,405,230	(g)
Commercial Mortgage Pass-Through Certificates	5.540% due 03/10/2039	(b)	2,000,000	1,296,956	(d),(g)
Credit Suisse First Boston Mortgage Securities Corp.	5.575% due 05/15/2036		3,000,000	2,966,310	(g)
Credit Suisse First Boston Mortgage Securities Corp.	0.680% due 12/15/2035	(b)	187,808,594	1,107,808	(d),(g),(h)
Credit Suisse Mortgage Capital Certificates	5.801% due 09/15/2039		5,000,000	5,209,250	(g)
Credit Suisse Mortgage Capital Certificates	1.419% due 04/15/2021	(b)	4,000,000	3,720,848	(d),(g)
Credit Suisse Mortgage Capital Certificates	0.869% due 04/15/2022	(b)	3,000,000	2,041,023	(d),(f),(g)
Credit Suisse Mortgage Capital Certificates	0.499% due 04/15/2021	(b)	1,000,000	988,070	(g)
Credit Suisse Mortgage Capital Certificates	5.801% due 09/15/2039	(b)	7,000,000	411,201	(d),(g)
Credit Suisse Mortgage Capital Certificates	5.801% due 09/15/2039	(b)	9,000,000	186,597	(d),(f),(g)
CS First Boston Mortgage Securities Corp.	6.000% due 07/15/2035	(b)	19,196,000	16,174,428	(d),(g)
CS First Boston Mortgage Securities Corp.	6.294% due 12/15/2035	(b)	5,200,000	3,067,381	(d)
CS First Boston Mortgage Securities Corp.	4.131% due 05/15/2038		2,500,000	2,318,555	(d)
CS First Boston Mortgage Securities Corp.	4.813% due 02/15/2038		2,189,837	2,256,035
CS First Boston Mortgage Securities Corp.	6.080% due 08/15/2036	(b)	3,325,000	1,610,647	(d)
CS First Boston Mortgage Securities Corp.	4.947% due 12/15/2040	(b)	12,523,000	1,335,791	(d),(f),(g)
CS First Boston Mortgage Securities Corp.	4.231% due 05/15/2038	(b)	2,000,000	779,166	(d),(g)
DLJ Commercial Mortgage Corp.	6.410% due 02/15/2031	(b)	12,800,000	10,954,368	(c),(d)
DLJ Commercial Mortgage Corp.	5.750% due 03/10/2032	(b)	8,700,000	8,699,739
DLJ Commercial Mortgage Corp.	7.955% due 11/10/2033		1,899,000	1,896,702	(g)
DLJ Commercial Mortgage Corp.	7.600% due 02/15/2031	(b)	1,598,174	1,667,503	(g)
DLJ Commercial Mortgage Corp.	8.000% due 11/10/2033		1,275,000	1,274,261	(g)

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SEMI-ANNUAL REPORT 2011 | TORCHLIGHT VALUE FUND, INC.

PORTFOLIO HOLDINGS
TORCHLIGHT VALUE FUND MASTER, LLC

April 30, 2011 (unaudited)

			Principal Amount	Value (a)

COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
DR Structured Finance Corp.	9.350% due 08/15/2019		$2,192,463	$551,665	(c),(d)
DR Structured Finance Corp.	8.375% due 08/15/2015		293,374	109,161	(c),(d)
DR Structured Finance Corp.	8.550% due 08/15/2019		421,740	56,652	(c),(d)
Extended Stay America Trust	5.498% due 11/05/2027	(b)	5,000,000	5,178,000
First Union National Bank Commericial Mortgage	6.000% due 12/12/2033	(b)	5,000,000	4,972,100
GE Capital Commercial Mortgage Corp.	5.314% due 11/10/2045		5,481,000	3,951,050	(d),(g)
GE Capital Commercial Mortgage Corp.	5.065% due 07/10/2045		3,000,000	3,137,400	(g)
GE Capital Commercial Mortgage Corp.	6.554% due 12/10/2035		3,000,000	3,070,770	(g)
GE Capital Commercial Mortgage Corp.	4.983% due 03/10/2040		2,775,000	2,681,126	(d),(g)
GE Capital Commercial Mortgage Corp.	1.095% due 01/10/2038	(b)	103,120,112	1,824,246	(d),(g),(h)
GE Capital Commercial Mortgage Corp.	5.243% due 06/10/2048	(b)	2,200,000	486,750	(d),(g)
GE Capital Commercial Mortgage Corp.	5.234% due 05/10/2043	(b)	2,972,000	445,800	(d),(g)
GE Capital Commercial Mortgage Corp.	5.773% due 12/10/2049	(b)	3,000,000	62,199	(d),(f),(g)
GMAC Commercial Mortgage Securities, Inc.	7.000% due 08/16/2033	(b)	7,835,805	5,631,640	(d)
Gramercy Real Estate CDO	0.594% due 07/25/2035	(b)	7,539,832	6,111,034	(c),(d),(e),(g)
Greenwich Capital Commercial Funding Corp.	0.309% due 03/10/2039	(b)	168,743,908	2,202,597	(d),(g),(h)
GS Mortgage Securities Corp. II	1.174% due 03/10/2044	(b)	81,119,895	4,891,083	(d),(g),(h)
GS Mortgage Securities Corp. II	6.000% due 10/18/2030	(b)	2,190,131	2,189,167
GS Mortgage Securities Corp. II	5.704% due 12/20/2049	(b)	5,000,000	2,175,000	(c),(d),(e),(g)
GS Mortgage Securities Corp. II	0.207% due 05/03/2032	(b)	65,000,000	1,608,444	(d),(g),(h)
GS Mortgage Securities Corp. II	4.845% due 10/10/2028	(b)	2,000,000	1,369,882	(d),(g)
GS Mortgage Securities Corp. II	0.710% due 07/10/2039	(b)	129,699,186	987,011	(g),(h)
GS Mortgage Securities Corp. II	5.232% due 04/10/2038	(b)	21,780,000	72,593	(d),(f),(g)
GS Mortgage Securities Corp. II	5.232% due 04/10/2038	(b)	8,752,000	29,170	(c),(d),(f),(g)
J.P. Morgan Chase Commercial Mortgage Securities Corp.	0.563% due 05/15/2045		231,331,671	5,184,143	(g),(h)
J.P. Morgan Chase Commercial Mortgage Securities Corp.	6.184% due 08/05/2032	(b)	5,000,000	5,136,000	(g)
J.P. Morgan Chase Commercial Mortgage Securities Corp.	5.371% due 06/12/2041		4,000,000	4,113,520	(g)
J.P. Morgan Chase Commercial Mortgage Securities Corp.	0.445% due 05/15/2047		226,678,036	3,993,002	(d),(g),(h)
J.P. Morgan Chase Commercial Mortgage Securities Corp.	0.265% due 06/12/2047		300,276,002	3,965,415	(d),(g),(h)
J.P. Morgan Chase Commercial Mortgage Securities Corp.	5.015% due 01/15/2038	(b)	6,513,000	3,460,031	(d),(g)
J.P. Morgan Chase Commercial Mortgage Securities Corp.	0.533% due 02/15/2051		140,355,022	1,713,735	(g),(h)
J.P. Morgan Chase Commercial Mortgage Securities Corp.	5.444% due 08/12/2037	(b)	2,910,000	1,298,588	(d),(g)
J.P. Morgan Chase Commercial Mortgage Securities Corp.	5.576% due 05/15/2045	(b)	2,000,000	1,241,072	(d),(g)
J.P. Morgan Chase Commercial Mortgage Securities Corp.	0.340% due 01/15/2049		76,973,421	992,187	(g),(h)
J.P. Morgan Chase Commercial Mortgage Securities Corp.	5.174% due 08/15/2042	(b)	2,500,000	581,250	(d),(g)
J.P. Morgan Chase Commercial Mortgage Securities Corp.	5.789% due 05/15/2047	(b)	5,500,000	330,000	(d),(g)
J.P. Morgan Chase Commercial Mortgage Securities Corp.	5.056% due 07/12/2035	(b)	13,838,118	257,340	(d),(f),(g)
J.P. Morgan Chase Commercial Mortgage Securities Corp.	6.060% due 02/15/2051	(b)	3,600,000	211,475	(d),(g)
LB Commercial Conduit Mortgage Trust	6.000% due 10/15/2035	(b)	718,202	718,432
LB UBS Commercial Mortgage Trust	5.933% due 07/15/2040		6,000,000	6,362,520

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SEMI-ANNUAL REPORT 2011 | TORCHLIGHT VALUE FUND, INC.

PORTFOLIO HOLDINGS
TORCHLIGHT VALUE FUND MASTER, LLC

April 30, 2011 (unaudited)

			Principal Amount	Value (a)

COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
LB UBS Commercial Mortgage Trust	5.866% due 09/15/2045		$5,000,000	$5,469,200	(g)
LB UBS Commercial Mortgage Trust	7.585% due 03/15/2032	(b)	5,091,000	5,109,328	(g)
LB UBS Commercial Mortgage Trust	4.843% due 04/15/2037		4,500,000	4,592,115	(g)
LB UBS Commercial Mortgage Trust	4.647% due 12/15/2036		4,000,000	3,800,718	(d),(g)
LB UBS Commercial Mortgage Trust	5.237% due 09/15/2037		2,500,000	2,625,275	(g)
LB UBS Commercial Mortgage Trust	0.714% due 11/15/2038	(b)	97,974,244	2,377,208	(d),(g),(h)
LB UBS Commercial Mortgage Trust	0.205% due 02/15/2040	(b)	149,814,936	1,866,379	(d),(g),(h)
LB UBS Commercial Mortgage Trust	4.846% due 02/15/2037	(b)	1,600,000	1,536,048	(g)
LB UBS Commercial Mortgage Trust	5.350% due 09/15/2040	(b)	3,000,000	1,293,750	(d),(g)
LB UBS Commercial Mortgage Trust	0.280% due 04/15/2040	(b)	148,736,897	1,208,160	(d),(g),(h)
LB UBS Commercial Mortgage Trust	0.557% due 02/15/2040		43,494,659	937,649	(d),(g),(h)
LB UBS Commercial Mortgage Trust	6.242% due 07/15/2040	(b)	19,095,000	811,538	(f),(g)
LNR CDO Ltd.	0.683% due 07/24/2022	(b)	3,724,386	3,191,798	(c),(d),(e),(g)
Mach One Trust Commercial Mortgage-Backed	6.151% due 05/28/2040	(b)	1,000,000	965,000	(c),(d),(e),(g)
Merrill Lynch Mortgage Trust	6.250% due 12/10/2029		9,006,067	9,520,853	(g)
Merrill Lynch Mortgage Trust	5.782% due 08/12/2043		5,000,000	5,245,050	(g)
Merrill Lynch Mortgage Trust	5.421% due 02/12/2042	(b)	3,675,000	2,584,146	(d),(g)
Merrill Lynch Mortgage Trust	5.501% due 09/12/2042	(b)	3,200,000	612,000	(d),(g)
Merrill Lynch Mortgage Trust	5.019% due 09/12/2042	(b)	3,107,000	310,700	(d),(f),(g)
Merrill Lynch Mortgage Trust	5.220% due 11/12/2037	(b)	579,000	75,994	(d),(g)
Merrill Lynch/Countrywide Commercial Mortgage	0.473% due 09/12/2049		139,259,504	2,292,253	(d),(g),(h)
Merrill Lynch/Countrywide Commercial Mortgage	0.631% due 12/12/2049		117,513,746	2,111,193	(d),(g),(h)
Merrill Lynch/Countrywide Commercial Mortgage	0.222% due 12/12/2049	(b)	118,385,004	1,387,531	(d),(g),(h)
Morgan Stanley Capital I	5.878% due 06/11/2049		5,025,000	5,509,913	(g)
Morgan Stanley Capital I	4.770% due 07/15/2056		3,500,000	3,601,675
Morgan Stanley Capital I	6.010% due 11/15/2030	(b)	3,118,904	3,217,197	(c),(d)
Morgan Stanley Capital I	1.002% due 09/15/2047	(b)	55,540,766	2,411,608	(d),(g),(h)
Morgan Stanley Capital I	0.302% due 09/15/2047	(b)	69,000,000	1,396,967	(d),(g),(h)
Morgan Stanley Capital I	0.142% due 06/13/2041	(b)	138,098,102	961,619	(d),(g),(h)
Morgan Stanley Reremic Trust	5.807% due 08/12/2045	(b)	12,000,000	12,587,040	(g)
PNC Mortgage Acceptance Corp	6.850% due 12/10/2032	(b)	2,455,000	2,202,567	(c),(d),(g)
Prudential Securities Secured Financing	6.992% due 04/15/2013		3,000,000	3,241,290	(g)
RBS GC	4.970% due 04/16/2040	(b)	1,500,000	1,528,571	(d),(g)
Salomon Brothers Mortgage Securities	7.000% due 05/18/2032	(b)	1,000,000	1,056,030	(g)
Salomon Brothers Mortgage Securities VII, Inc.	7.000% due 05/18/2032	(b)	3,000,000	2,622,000	(d),(g)
Wachovia Bank Commercial Mortgage Trust	4.932% due 04/15/2035	(b)	15,606,000	11,374,290	(d)
Wachovia Bank Commercial Mortgage Trust	5.030% due 11/15/2035		7,000,000	7,085,850	(d),(g)
Wachovia Bank Commercial Mortgage Trust	5.160% due 11/15/2035	(b)	14,396,000	6,815,434	(d),(g)
Wachovia Bank Commercial Mortgage Trust	5.141% due 02/15/2035		6,500,000	6,535,620	(g)
Wachovia Bank Commercial Mortgage Trust	5.509% due 04/15/2047		5,000,000	5,296,950

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SEMI-ANNUAL REPORT 2011 | TORCHLIGHT VALUE FUND, INC.

PORTFOLIO HOLDINGS
TORCHLIGHT VALUE FUND MASTER, LLC

April 30, 2011 (unaudited)

			Principal Amount	Value (a)

COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
Wachovia Bank Commercial Mortgage Trust	0.478% due 12/15/2043	(b)	$209,613,466	$4,079,833	(d),(g),(h)
Wachovia Bank Commercial Mortgage Trust	5.466% due 01/15/2045		3,000,000	3,182,070	(g)
Wachovia Bank Commercial Mortgage Trust	5.768% due 11/15/2043	(b)	2,500,000	2,566,100	(g)
Wachovia Bank Commercial Mortgage Trust	0.256% due 04/15/2047	(b)	142,489,869	1,530,598	(d),(g),(h)
Wachovia Bank Commercial Mortgage Trust	4.990% due 05/15/2044	(b)	4,036,500	1,009,125	(d),(g)
Wachovia Bank Commercial Mortgage Trust	5.951% due 10/15/2048	(b)	5,000,000	300,000	(d),(g)
Wachovia Bank Commercial Mortgage Trust	5.284% due 04/15/2042	(b)	1,000,000	300,000	(d),(g)
Wachovia Bank Commercial Mortgage Trust	5.829% due 12/15/2043	(b)	12,500,000	215,963	(d),(f),(g)
Wachovia Bank Commercial Mortgage Trust	5.961% due 10/15/2048	(b)	5,000,000	150,000	(d),(g)
Wachovia Bank Commercial Mortgage Trust	5.778% due 04/15/2047	(b)	1,000,000	22,461	(d),(f),(g)
Total Commercial Mortgage-Backed Securities (Cost $475,961,995)				383,875,996
MORTGAGE-BACKED SECURITIES (0.81%)
Government National Mortgage Association	1.397% due 09/16/2046		17,884,640	1,228,222	(d),(g),(h)
Government National Mortgage Association	1.125% due 11/16/2047		21,800,016	992,603	(d),(g),(h)
Government National Mortgage Association	1.169% due 01/16/2052		16,014,005	969,875	(d),(g),(h)
Total Mortgage-Backed Securities (Cost $3,264,549)				3,190,700
CORPORATE BOND (0.00%)
Cresent Resources TLB	8.000% due 12/31/2049		8,670	7,041	(c),(d)
Total Corporate Bond (Cost $1,529)				7,041
MEZZANINE LOAN (0.66%)
Hilton Worldwide	3.469% due 11/11/2011		3,000,000	2,601,027	(c),(d)
Total Mezzanine Loan (Cost $2,688,750)				2,601,027
TOTAL SECURITIES (98.58%) (Cost $481,916,823) (i)				389,674,764
LIABILITIES, NET OF OTHER ASSETS (1.42%)				5,620,662
MEMBERS’ CAPITAL (100.00%)				$395,295,426

(a)	See Notes to Financial Statements.
(b)

144A Securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities at April 30, 2011 was $252,604,143 or 63.90% of the Master Fund’s members’ capital. See Note B2.

(c)	Illiquid security. At April 30, 2011, illiquid securities with aggregate principal of $71,294,106 had a value of $32,841,823 which represented 8.31% of the Master Fund’s members’ capital.
(d)

Fair valued security. At April 30, 2011, the fair valued securities represented 51.18% of the Master Fund’s members’ capital. The value of such securities was determined by management primarily using a pricing methodology which incorporates factors such as dealer bids and market transactions in comparable securities, credit rating and the vintage year of securities. The extent of the observability of the pricing input(s) served as the basis for designating such securities as Level 2 or Level 3. See Note B1.

(e)	CDO security. At April 30, 2011, collateralized debt obligations in aggregate had a value of $13,112,975 which represented 3.32% of the Master Fund’s members’ capital.
(f)	Defaulted security.
(g)	Variable rate security.
(h)

Interest-only security. At April 30, 2011, interest-only securities in aggregate had a value of $63,266,746 which represented 16.00% of the Master Fund’s members’ capital. Amount shown as principal represents current face amount of the underlying security.

(i)

The cost for federal income tax purposes was $481,916,823. At April 30,2011 net unrealized depreciation for all securities based on tax cost was $92,242,059. This consisted of aggregate gross unrealized appreciation for all securities of $33,115,485 and aggregate gross unrealized depreciation for all securities of $125,357,544.

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SEMI-ANNUAL REPORT 2011 | TORCHLIGHT VALUE FUND, INC.

SUMMARY OF RATINGS (unaudited)
TORCHLIGHT VALUE FUND MASTER, LLC

April 30, 2011 (unaudited)

	Portfolio Distribution by Rating (a)

Issuer	AAA	AA+ to AA-	A+ to A-	BBB+ to BBB-	BB+ to BB-	B+to B-	CCC+to CCC-	CC	C	D	NR	Total

Commercial Mortgage-Backed Securities
Ansonia CDO Ltd.	—	—	—	—	—	—	—	0.17	—	—	—	0.17
Banc of America Commercial Mortgage, Inc.	1.11	—	1.12	—	—	2.30	—	—	—	1.00	—	5.53
Banc of America Large Loan, Inc.	1.19	—	—	—	—	—	—	—	—	—	—	1.19
Bank of America-First Union National Bank Commercial Mortgage, Inc.	—	—	—	3.02	—	—	—	—	—	—	—	3.02
Chase Commercial Mortgage Securities Corp.	1.27	—	—	—	—	0.20	—	—	—	—	—	1.47
Citigroup/Deutsche Bank Commercial Mortgage Trust.	—	—	—	0.38	—	—	—	—	—	—	—	0.38
Commercial Mortgage Acceptance Corp.	—	1.27	2.58	—	—	—	—	—	—	—	—	3.85
Commercial Mortgage Pass-Through Certificates	0.80	—	0.91	—	—	0.33	0.35	—	—	—	—	2.39
Credit Suisse First Boston Mortgage Securities Corp.	0.28	—	0.75	—	—	—	—	—	—	—	—	1.03
Credit Suisse Mortgage Capital Certificates	—	—	0.25	1.32	—	0.94	—	—	0.15	0.52	—	3.18
CS First Boston Mortgage Securities Corp.	0.57	0.59	—	2.75	—	1.75	0.98	—	0.34	—	—	6.98
DLJ Commercial Mortgage Corp.	—	—	2.53	0.42	0.48	2.77	—	—	—	—	—	6.20
DR Structure Finance Corp.	—	—	—	—	—	—	—	—	—	—	0.18	0.18
Extended Stay America Trust	—	—	—	1.31	—	—	—	—	—	—	—	1.31
First Union National Bank Commercial Mortgage	—	—	—	—	1.26	—	—	—	—	—	—	1.26
GE Capital Commercial Mortgage Corp.	1.24	0.68	0.79	—	1.00	—	0.11	—	—	0.14	—	3.96
GMAC Commercial Mortgage Securities Inc.	—	—	—	—	—	—	1.42	—	—	—	—	1.42
Gramercy Real Estate CDO	—	—	—	1.55	—	—	—	—	—	—	—	1.55
Greenwich Capital Commercial Funding Corp.	0.56	—	—	—	—	—	—	—	—	—	—	0.56
GS Mortgage Securities Corp. II	1.90	—	—	—	0.55	0.55	—	—	0.35	0.03	—	3.38
J.P. Morgan Chase Commercial Mortgage Securities Corp.	4.00	1.04	—	1.30	1.21	0.31	—	0.20	0.08	0.06	—	8.20
LB Commercial Conduit Mortgage Trust	—	—	—	0.18	—	—	—	—	—	—	—	0.18
LB UBS Commercial Mortgage Trust	3.23	1.82	2.34	0.39	—	1.62	—	—	0.21	—	—	9.61
LNR CDO Ltd.	—	—	0.81	—	—	—	—	—	—	—	—	0.81
Mach One Trust Commercial Mortgage-Backed	—	—	—	—	—	0.24	—	—	—	—	—	0.24
Merrill Lynch Mortgage Trust	—	—	1.33	—	3.06	—	0.15	—	0.10	—	—	4.64
Merrill Lynch / Countrywide Commercial Mortgage	1.46	—	—	—	—	—	—	—	—	—	—	1.46
Morgan Stanley Capital I	1.20	0.91	—	2.20	—	—	—	—	—	—	—	4.31
Morgan Stanley Reremic Trust	—	—	1.59	1.59	—	—	—	—	—	—	—	3.18
PNC Mortgage Acceptance Corp.	—	—	—	—	—	—	0.56	—	—	—	—	0.56
Prudential Securities Secured Financing	—	—	0.82	—	—	—	—	—	—	—	—	0.82
RBS GC	0.39	—	—	—	—	—	—	—	—	—	—	0.39

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SEMI-ANNUAL REPORT 2011 | TORCHLIGHT VALUE FUND, INC.

SUMMARY OF RATINGS (unaudited)
TORCHLIGHT VALUE FUND MASTER, LLC

April 30, 2011 (unaudited)

Issuer	AAA	AA+ to AA-	A+ to A-	BBB+ to BBB-	BB+ to BB-	B+to B-	CCC+to CCC-	CC	C	D	NR	Total

Commercial Mortgage-Backed Securities (Continued)
Salomon Brothers Mortgage Securities	—	—	0.27	—	—	—	—	—	—	—	—	0.27
Salomon Brothers Mortgage Securities VII, Inc.	—	—	—	—	—	—	0.66	—	—	—	—	0.66
Wachovia Bank Commercial Mortgage Trust	1.42	4.09	0.80	1.34	2.88	1.05	0.67	0.16	0.05	0.31	—	12.77
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES	20.62	10.40	16.89	17.75	10.44	12.06	4.90	0.53	1.28	2.06	0.18	97.11
TOTAL MORTGAGE-BACKED SECURITIES	0.81	—	—	—	—	—	—	—	—	—	—	0.81
TOTAL CORPORATE BOND	—	—	—	—	—	—	—	—	—	—	—	—
TOTAL MEZZANINE LOAN	—	—	—	—	—	—	—	—	—	—	0.66	0.66
TOTAL SECURITIES	21.43	10.40	16.89	17.75	10.44	12.06	4.90	0.53	1.28	2.06	0.84	98.58	(a)

(a)	Calculated as a percentage of the Master Fund’s members’ capital. Split rated securities are accounted for at the lowest rating.

22   |

SEMI-ANNUAL REPORT 2011 | TORCHLIGHT VALUE FUND, INC.

FINANCIAL STATEMENTS
TORCHLIGHT VALUE FUND MASTER, LLC

Statement of Assets, Liabilities, and Members’ Capital
April 30, 2011 (unaudited)

Assets
Investments, at Fair Value (Cost $481,916,823)	$389,674,764
Cash	1,503,983
Interest Receivable	3,575,404
Receivable for Securities Sold	4,849,223
Other Assets	9,144

Total Assets	399,612,518

Liabilities
Payable for Securities Purchased	3,812,270
Cash Distribution Payable	200,538
Redemption Payable	132,234
Accrued Audit Fees	86,750
Accrued Administrative Fees - Note D	39,000
Accrued Legal Fees	20,000
Other Accrued Expenses	18,500
Accrued Custodian Fees - Note D	7,800

Total Liabilities	4,317,092

Members’ Capital	$395,295,426

Members’ Capital
Represented by:
Net Capital	$487,537,485
Accumulated Net Unrealized Depreciation on Investments	(92,242,059)

Total Members’ Capital	$395,295,426

See Notes to Financial Statements.

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SEMI-ANNUAL REPORT 2011 | TORCHLIGHT VALUE FUND, INC.

FINANCIAL STATEMENTS
TORCHLIGHT VALUE FUND MASTER, LLC

Statement of Operations
For the Six Months Ended April 30, 2011 (unaudited)

Investment Income
Interest	$16,583,653

Expenses
Administrative Fees - Note D	76,906
Legal Fees	60,249
Audit Fees	56,450
Custodian Fees - Note D	15,428
Directors’ Fees	12,000
Insurance Expense	1,524
Other	7,396

Total Expenses	229,953

Net Investment Income	16,353,700

Realized and Unrealized Gain on Investments
Net Realized Gain on Investments	6,849,327
Net Change in Unrealized Depreciation on Investments	25,928,878

Net Gain on Investments	32,778,205

Net Increase in Members’ Capital Resulting from Operations	$49,131,905

See Notes to Financial Statements.

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SEMI-ANNUAL REPORT 2011 | TORCHLIGHT VALUE FUND, INC.

FINANCIAL STATEMENTS
TORCHLIGHT VALUE FUND MASTER, LLC

Statements of Changes in Members’ Capital

	Six Months Ended April 30, 2011 (unaudited)	Year Ended October 31, 2010

Increase in Members’ Capital Resulting from Operations:
Net Investment Income	$16,353,700	$36,286,172
Net Realized Gain (Loss) on Investments	6,849,327	(1,488,257)
Net Change in Unrealized Depreciation on Investments	25,928,878	77,067,237

Net Increase in Members’ Capital Resulting from Operations	49,131,905	111,865,152

Contributions/Withdrawals:
Contributions (1)	31,578,414	47,600,676
Withdrawals (1)	(27,023,347)	(163,921,711)

Net Contributions/Withdrawals	4,555,067	(116,321,035)

Total Increase (Decrease) in Members’ Capital	53,686,972	(4,455,883)

Members’ Capital:
Beginning of Period	341,608,454	346,064,337

End of Period	$395,295,426	$341,608,454

(1) See Note A

See Notes to Financial Statements.

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SEMI-ANNUAL REPORT 2011 | TORCHLIGHT VALUE FUND, INC.

FINANCIAL STATEMENTS
TORCHLIGHT VALUE FUND MASTER, LLC

Statement of Cash Flows
For the Six Months Ended April 30, 2011 (unaudited)

Cash Flows from Operating Activities:
Net Increase in Members’ Capital Resulting from Operations	$49,131,905
Adjustments to Reconcile Net Increase in Members’ Capital Resulting from Operations to Net Cash Used in Operating Activities:
Cost of Securities Purchased	(97,682,677)
Proceeds from Sale of Securities	80,328,507
Adjustment to Cost of Interest Only Securities	5,439,377
Net Amortization of Premium and Accretion of Discount	(2,290,925)
Net Paydown Loss on Securities	272,814
Net Change in Unrealized Depreciation on Investments	(25,928,878)
Net Realized Gain on Investments	(6,849,327)
Net Change in Operating Assets and Liabilities:
Increase in Redemption Payable	131,570
Increase in Accrued Administrative Fees	16,000
Increase in Other Assets	(9,144)
Increase in Receivable for Securities Sold	(4,849,223)
Decrease in Payable for Securities Purchased	(670,144)
Increase in Accrued Legal Fees	10,000
Increase in Interest Receivable	(52,126)
Increase in Accrued Custodian Fees	3,200
Increase in Cash Distribution Payable	18,095
Decrease in Accrued Audit Fees	(36,750)
Decrease in Accrued Expenses	(33,358)

Net Cash Used in Operating Activities	(3,051,084)

Cash Flows from Financing Activities:
Contributions	31,578,414
Withdrawals	(27,023,347)

Net Cash Provided by Financing Activities	4,555,067

Net Increase in Cash	1,503,983
Cash at Beginning of Period	—

Cash at End of Period	1,503,983

See Notes to Financial Statements

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SEMI-ANNUAL REPORT 2011 | TORCHLIGHT VALUE FUND, INC.

NOTES TO FINANCIAL STATEMENTS
TORCHLIGHT VALUE FUND MASTER, LLC

April 30, 2011

A.

Organization: Torchlight Value Fund Master, LLC (the “Master Fund”) was formed on June 20, 2002 and is registered under the Investment Company Act of 1940, as amended, as a non-diversified, open-end management investment company. The primary objective of the Master Fund is to provide high current income by investing primarily in commercial mortgage-backed securities. Torchlight Investors, LLC is the organizational member of the Master Fund.

The Master Fund operates under a “master/feeder fund” structure and, accordingly, certain of its investors are other investment funds (referred to as “feeder funds”) investing all or a substantial portion of their assets in the Master Fund. At April 30, 2011, Torchlight Value Fund, Inc. and Torchlight Value Fund, plc, formerly Clarion Fund plc, are the only investors invested in the Master Fund, and own 92.5% and 7.5% of the members’ capital of the Master Fund, respectively. For federal income tax purposes, the Master Fund is treated as a partnership, and each investor in the Master Fund is treated as the owner of its proportionate share of the members’ capital, income, expenses, and realized and unrealized gains and losses of the Master Fund. Accordingly, as a “pass-through” entity, the Master Fund pays no income dividends or capital gain distributions.

Investors (primarily the Master Fund’s feeder funds) may make an investment in the Master Fund on any Business Day at the next determined net asset value, subject to the Fund’s ability to reject or limit certain investments. A Business Day is any weekday the New York Stock Exchange (the “NYSE”) is open for trading. All investments in the Fund are subject to a minimum initial subscription of $3,000,000. In certain circumstances, the Adviser may reduce such minimum at its discretion. Investors may redeem their investment on any Business Day at the next determined net asset value. Investors hold a Member interest in the Master Fund.

Included in contributions and withdrawals on the Statements of Changes in Members’ Capital are $24,008,414 and $46,000,615 of distributions reinvested into the Master Fund for 2011 and 2010, respectively.

B.	Summary of Significant Accounting Policies: The Fund prepares its financial statements in conformity with U.S. Generally Accepted Accounting Principles (“GAAP”).

In January 2010, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2010-06 “Improving Disclosures about Fair Value Measurements”. ASU 2010-06 requires reporting entities to make new disclosures about amounts and reasons for significant transfers in and out of Level 1 and Level 2 fair value measurements and input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements that fall in either Level 2 or Level 3, and information on purchases, sales, issuances, and settlements in the roll forward of activity in Level 3 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2009 except for the disclosures about purchases, sales, issuances, and settlements in the roll forward of activity in Level 3 fair value measurements, which are effective for interim and annual reporting periods beginning after December 15, 2010. Management has adopted ASU 2010-06 for the fiscal year ending October 31, 2010 and has determined that the impact to the financial statements is not material.

In April 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2011-03 “Reconsideration of Effective control for Repurchase Agreements”. The objective of ASU 2011-03 is to improve the accounting for repurchase agreements and other agreements that both entitle and obligate a transferor to repurchase or redeem financial assets before their maturity. Under previous guidance, whether or not to account for a transaction as a sale was based on, in part, if the entity maintained effective control over the transferred financial assets. ASU 2011-03 removes the transferor’s ability criterion from the effective control assessment. This guidance is effective prospectively for interim and annual reporting periods beginning on or after December 15, 2011. At this time, management is evaluating the implications of ASU 2011-03 and its impact on the financial statements has not been determined.

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SEMI-ANNUAL REPORT 2011 | TORCHLIGHT VALUE FUND, INC.

NOTES TO FINANCIAL STATEMENTS
TORCHLIGHT VALUE FUND MASTER, LLC

B.	Summary of Significant Accounting Policies (continued):

In May 2011, FASB issued ASU 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and International Financial Reporting Standards (“IFRS”)”. ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRS. ASU 2011-04 will require reporting entities to disclose the following information for fair value measurements categorized within Level 3 of the fair value hierarchy: quantitative information about the unobservable inputs used in the fair value measurement, the valuation processes used by the reporting entity and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. Management is currently evaluating the implications of ASU 2011-04 and its impact on the financial statements.

The following significant accounting policies are in conformity with GAAP. Such policies are followed by the Master Fund in the preparation of its financial statements. GAAP may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1.

Security Valuation: Fixed income securities’ valuations are based on information from one or more of the following sources: quotations from dealers, third party pricing services, market transactions in comparable securities and various relationships between security values, credit quality, and yield to maturity. The value of securities for which market quotations are not readily available are determined in good faith at fair value using methods approved by the Board of Directors. These prices may differ from the value that would have been used had a broader market for the securities existed and the differences could be material to the financial statements. Short-term investments that have remaining maturities of sixty days or less at time of purchase are valued at amortized cost, which approximates fair value.

The fair value of CMBS securities are determined through the use of a pricing methodology that uses, as its basis, observable market data such as dealer bids and market transactions in comparable securities. The pricing methodology incorporates relationships between vintage and rating for generic securities. These relationships are then used to formulate a basis of fair value for other securities with similar characteristics. Factors such as liquidity, credit exposure, and level of credit support are also incorporated as inputs in applying the pricing methodology.

GAAP requires disclosure regarding the various inputs that are used in determining the value of the Master Fund’s investments. The inputs are summarized in the three broad levels listed below:

Level 1: quoted prices in active markets for identical investments
Level 2: other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3: significant unobservable inputs (including the Master Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those investments.

The following is a summary of the levels based on inputs used as of April 30, 2011 in valuing the Master Fund’s Investments carried at fair value:

Investments in Securities	Level 1	Level 2	Level 3	Total

Commercial Mortgage-Backed Securities	$—	$143,515,895	$240,360,101	$383,875,996
Mortgage-Backed Securities	—	—	3,190,700	3,190,700
Mezzanine Loan	—	—	2,601,027	2,601,027
Corporate Bond	—	—	7,041	7,041
Total	$—	$143,515,895	$246,158,869	$389,674,764

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SEMI-ANNUAL REPORT 2011 | TORCHLIGHT VALUE FUND, INC.

NOTES TO FINANCIAL STATEMENTS
TORCHLIGHT VALUE FUND MASTER, LLC

B.	Summary of Significant Accounting Policies (continued):

	1.	Security Valuation (continued)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	CMBS	Mortgage- Backed Security	Mezzanine Loan	Corporate Bond	Total

Balance as of 10/31/10	$234,672,044	$—	$—	$6,888	$234,678,932
Realized gain (loss)	2,163,543	—	—	—	2,163,543
Change in unrealized appreciation/(depreciation)	26,216,321	(73,848)	(87,723)	(696)	26,054,054
Net amortization/accretion	(3,440,082)	(18,720)	—	849	(3,457,953)
Net purchases (sales)	43,766,589	3,283,268	2,688,750	—	49,738,607
Net Transfers in and/or out of Level 3	(63,018,314)	—	—	—	(63,018,314)
Balance as of 4/30/11	$240,360,101	$3,190,700	$2,601,027	$7,041	$246,158,869

Net change in unrealized appreciation/(depreciation) from positions still held at 4/30/11					$22,363,397

2.

Restricted Securities: The Master Fund is permitted to invest in privately placed restricted securities. These securities may be resold in transactions exempt from registration under Rule 144A of the Securities Act of 1933. Disposal of these securities may involve time consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. As of April 30, 2011, the Master Fund held $252,604,143 of restricted securities.

3.

Other: Security transactions are accounted for on the trade date, which is the date the trade was executed. Costs used in determining realized gains and losses on the sale of investment securities are based on the specific identification method. Interest income, adjusted for amortization of premium and accretion of discount, is recognized on an accrual basis.

4.

Income Taxes: The Master Fund is treated as a partnership for federal income tax purposes. As such, each investor in the Master Fund is subject to taxation on its share of the Master Fund’s ordinary income and capital gains. The Master Fund’s assets will be managed so that an investor in the Master Fund can satisfy the requirements of Subchapter M of the Internal Revenue Code.

The Master Fund evaluates tax positions taken or expected to be taken in the course of preparing the Master Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold would be recorded as a tax expense in the current period. Management has analyzed the Master Fund’s tax positions for all open tax years (the current and the prior three tax years) and has concluded that as of April 30, 2011, no provision for income taxes would be required in the financial statements.

The Master Fund’s U.S. Federal income and excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service. The Master Fund does not have any state-sourced income and is not subject to income taxes in any states.

As of and during the period ended April 30, 2011, the Master Fund did not have any liabilities for any unrecognized tax benefits. The Master Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period, the Master Fund did not incur any interest or penalties.

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SEMI-ANNUAL REPORT 2011 | TORCHLIGHT VALUE FUND, INC.

NOTES TO FINANCIAL STATEMENTS
TORCHLIGHT VALUE FUND MASTER, LLC

C.

Advisory Services and Directors: Torchlight Investors, LLC (the “Adviser”) is registered with the SEC as an investment adviser and is the investment adviser for the Master Fund. Advisory fees may be charged at both the Master Fund and feeder funds levels, subject, as to each feeder fund, to any overall fee cap (measuring fees on a combined basis at both the Master Fund and feeder fund level) that a particular feeder fund may have in place. The Adviser currently receives no asset-based fees from the Master Fund in connection with its services, as advisory fees are currently only charged at the feeder funds’ level. For the period ended April 30, 2011, no such fees were paid by the Master Fund.

The Master Fund’s Board of Directors consists of Interested Directors, who are affiliates of the Master Fund and/or the Adviser, and Independent Directors, as defined by the Investment Company Act of 1940. Interested Directors are not paid for services provided to the Master Fund. Independent Directors are compensated through an annual retainer and for their attendance at quarterly and ad-hoc meetings.

D.

Administration and Custodian Services: The Bank of New York Mellon Corporation serves as the Master Fund’s Administrator and Custodian pursuant to separate administration, accounting, and custody agreements.

E.

Purchases and Sales: For the period ended April 30, 2011, the Master Fund made purchases of $97,682,677 and sales of $63,139,470 of investment securities other than long-term U.S. Government and short-term securities. There were sales of $5,138,859 and no purchases of long-term U.S. Government securities during the period.

F.

Indemnifications: In the normal course of business, the Master Fund enters into contracts that contain a variety of indemnifications. The Master Fund’s maximum exposure under these arrangements is unknown. The Master Fund does not anticipate recognizing any loss relating to these arrangements.

G.	Related Parties: The Adviser is a related party of the Master Fund. Certain employees of the Adviser also serve as Interested Directors on the Master Fund’s Board of Directors.

Certain trusts that issue the Master Fund’s portfolio securities may retain an affiliate of the Adviser as “special servicer” to resolve delinquent and defaulted underlying loans held by such trusts. When retained as such, the special servicer may or may not service loans affecting securities of the trust in which the Master Fund is invested. The compensation of the special servicer is an expense of the individual security holding such loans, as allocated by the trust, but this arrangement can be viewed as representing additional compensation to the Adviser deriving from the Master Fund. Service and fee levels are commensurate with market rates for such services.

H.	Risk Factors: The Master Fund is subject to market and other risk factors, including, but not limited to, the following:

1.

Market Risk: The market price of securities owned by the Master Fund may go up or down, sometimes rapidly or unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries represented in the securities markets. The value of a security may decline due to general market conditions which are not specifically related to such security, such as real or perceived adverse economic conditions, changes in interest or currency rates or adverse investor sentiment generally.

2.

Market Illiquidity: The Master Fund invests in securities that lack an established secondary trading market or are otherwise considered illiquid. In addition, securities that were liquid when purchased by the Master Fund may become illiquid due to market or other conditions. Liquidity of a security refers to the ability to readily dispose of securities and the price to be obtained, and does not relate to the credit risk or likelihood of receipt of cash at maturity. Illiquid securities may trade at a discount from comparable, more liquid investments and at times there may be no market at all. Mezzanine and subordinate CMBS may be less marketable or in some instances illiquid because of the absence of registration under the U.S. federal securities laws, contractual restrictions on transfer, the small size of the market and the small size of the issue (relative to the issues of comparable interests). Certain securities that the Master Fund will acquire will include interests that have not been registered under the Securities Act or other applicable relevant securities laws, resulting in a prohibition against transfer, sale, pledge or other disposition of such securities

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SEMI-ANNUAL REPORT 2011 | TORCHLIGHT VALUE FUND, INC.

NOTES TO FINANCIAL STATEMENTS
TORCHLIGHT VALUE FUND MASTER, LLC

H.	Risk Factors (continued):

	2.	Market Illiquidity (continued):

except in a transaction that is exempt from the registration requirements of, or otherwise in accordance with, those laws. Thus, these restrictions may limit the ability of the Master Fund to transfer, sell, pledge or otherwise dispose of certain investments in response to changes in economic and other conditions.

3.

Credit Risk: Investments may be deemed by nationally recognized rating agencies to have substantial vulnerability to default in payment of interest and/or principal. Some investments may have low quality ratings or be unrated. Lower rated and unrated investments have major risk exposure to adverse conditions and are considered to be predominantly speculative. Generally, such investments offer a higher return potential than higher rated investments, but involve greater volatility of price and greater risk of loss of income and principal.

In general, the ratings of nationally recognized rating organizations represent the opinions of these agencies as to the quality of the securities they rate. Such ratings, however, are relative and subjective; they are not absolute standards of quality and do not evaluate the market value risk of the relevant securities. It is also possible that a rating agency might not change its rating of a particular issue on a timely basis to reflect subsequent events. The Adviser may use these ratings as initial criteria for the selection of portfolio assets for the Master Fund but is not required to utilize them.

4.

Interest Rate and Spread Risk: The market values of the Master Fund’s assets will generally fluctuate inversely with changes in prevailing interest rates and spreads and directly with the perceived credit quality of such assets. Interest rates are highly sensitive to many factors, including governmental, monetary, fiscal and tax policies, domestic and international economic and political considerations, and other factors beyond the control or anticipation of the Master Fund. Interest rate fluctuations can adversely affect the Master Fund’s income in many ways and present a variety of risks, including the risk of increased prepayments. In addition, securities with longer durations, such as subordinate securities, tend to be more sensitive to changes in interest rates and spreads, usually making them more volatile than securities with shorter durations. To the extent the various hedging techniques and active portfolio management employed by the Master Fund do not offset these changes, the members’ capital of the Master Fund will also fluctuate in relation to these changes. The various investment techniques employed by the Master Fund and the different characteristics of particular securities in which the Master Fund may invest make it very difficult to predict precisely the impact of interest rate and credit quality changes on the members’ capital of the Master Fund.

Additional risk factors associated with the Master Fund and its investments can be found in the Master Fund’s registration statement.

I.

Subsequent Events: During the month of May 2011, the Torchlight Value Fund, Inc. received six subscription notices totaling $1,690,000 and one partial redemption notice in the amount of $230,000, effective June 1, 2011.

Management has evaluated the effect of subsequent events that may require disclosure on the Master Fund’s financial statements and determined that there are no other subsequent events that would require disclosure in the Master Fund’s financial statements.

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SEMI-ANNUAL REPORT 2011 | TORCHLIGHT VALUE FUND, INC.

CONSIDERATION OF INVESTMENT ADVISORY AGREEMENTS
TORCHLIGHT VALUE FUND MASTER, LLC.

At the July 21, 2010 meeting of the Boards of Directors (the “Boards” or the “Directors”) of Torchlight Value Fund, Inc. and Torchlight Value Fund Master, LLC (the “Funds”), the Boards considered the annual renewal of the investment advisory arrangements (the “Investment Advisory Agreements”) between Torchlight Investors, LLC (the “Adviser”) and the Funds.

In evaluating the Investment Advisory Agreements, the Directors reviewed materials prepared by the Adviser, including fee comparison tables and the Adviser’s Form ADV and financial statements. The Directors also considered a memorandum prepared by legal counsel discussing the legal standards that should be applied in their consideration of the Investment Advisory Agreements.

During the course of their review, the Directors considered the following, among other topics:

• The Directors reviewed the Funds’ investment performance as well as the performance of a selected peer group of other funds, the performance of certain institutional accounts managed by the Adviser, and the performance of an appropriate market index. The Directors noted that the Funds’ performance was up significantly for the current year and that performance compared favorably to that of the peer funds and the market index.

• Considering the Adviser’s fees, the Directors compared fees charged to the selected peer group of other funds and fees charged to certain institutional accounts managed by the Adviser and noted that the fee comparison was reasonable.

• The Directors reviewed the qualifications, backgrounds and responsibilities of the team members primarily responsible for day-to-day portfolio management services for the Funds.

• The Directors noted the health of the Adviser’s business and its ability to endure recent difficult market conditions as positive factors in evaluating the Adviser.

• The Directors considered the potential for economies of scale as the Funds grow, but determined that the current sizes of the Funds do not warrant adjustments to the fee or expense arrangement relating to any economies of scale.

At the conclusion of their review, the Boards, including a majority of each Board’s Independent Directors, determined that in light of all the relevant factors, the Investment Advisory Agreements were reasonable, in the best interests of the Funds and their shareholders, and should be continued.

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SEMI-ANNUAL REPORT 2011 | TORCHLIGHT VALUE FUND, INC.

FUND EXPENSES (unaudited)
TORCHLIGHT VALUE FUND MASTER, LLC

As a member of the Master Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments and contingent deferred sales charges on redemptions and (2) ongoing costs, including advisory fees and other Master Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Master Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

ACTUAL EXPENSES

The first line of the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide the account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Master Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Master Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Master Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or contingent deferred sales charges on redemptions. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 11/1/2010	Ending Account Value 4/30/2011	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Torchlight Value Fund Master, LLC
Actual	$1,000.00	$1,142.10	0.13%	$0.68
Hypothetical (5% return before expenses)	$1,000.00	$1,024.16	0.13%	$0.64

*Expenses are calculated using the annualized expense ratio for the Master Fund, which represents the ongoing expenses as a percentage of members’ capital for the six months ended 4/30/11. Expenses are calculated by multiplying the annualized expense ratio by the average account value for the period; then multiplying the result by the number of days in the most recent fiscal half-year; and then dividing that result by the number of days in the calendar year. Expense ratios for the most recent fiscal half-year may differ from expense ratios based on the one-year data in the financial highlights.

A description of the Master Fund’s proxy voting policies and procedures related to portfolio securities is available without charge, upon request, by calling the Fund at (212) 883-2692 or on the Securities & Exchange Commission’s website at http://www.sec.gov.

Information regarding how the Master Fund voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request by calling the Master Fund at (212) 883-2692 or by accessing the Master Fund’s Form N-PX on the Commission’s website at http://www.sec.gov.

The Master Fund will file its complete schedule of portfolio holdings with the Securities & Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Master Fund’s Forms N-Q are available on the SEC website at http://www.sec.gov. The Master Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

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SEMI-ANNUAL REPORT 2011 | TORCHLIGHT VALUE FUND, INC.

OFFICERS AND DIRECTORS

Unless otherwise noted, the address of all Officers and Directors is c/o Torchlight Value Fund, Inc., 230 Park Avenue, New York, NY 10169. Each Director serves until their retirement, resignation, death or removal.

Independent Directors*

Name	Position Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director

S. Leland Dill	Director	Director since May 2006 (with prior service as an Advisory Director from November 2005 to May 2006)	Advisory Board Member, Hedgeforum, Citicorp Hedge Fund Portfolios	2	Torchlight Value Fund Master, LLC

James Webb	Director	Director since May 2006 (with prior service as an Advisory Director from November 2005 to May 2006)	Chief Operating Officer, FrontPoint Partners, LLC; formerly, Founder and Principal of GlobeOp Financial Services, LLC	2	Torchlight Value Fund Master, LLC; Various Rubicon Fund Management and GSA Capital fund entities.

Mark B. Taylor	Director	Director since June 2008	Formerly, Principal, Renaissance Technologies, LLC	2	Torchlight Value Fund Master, LLC

*Not “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

Interested Directors

Name	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director

Frank L. Sullivan, Jr.	Chairman of the Board	Director since July 1997	Managing Director, ING Clarion Partners, LLC	2	Torchlight Value Fund Master, LLC; Torchlight Investors, LLC

Daniel Heflin	President, CEO, CIO, and Director	Director since July 1997	President, CEO, and CIO, Torchlight Investors, LLC	2	Torchlight Value Fund Master, LLC; Torchlight Investors, LLC

Additional information about the Directors is available in the Fund’s Statement of Additional Information dated February 25, 2011, which is available from the Fund at no charge by calling Robert Kopchains at (212) 883-2692.

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SEMI-ANNUAL REPORT 2011 | TORCHLIGHT VALUE FUND, INC.

OFFICERS AND DIRECTORS (continued)

Officers

Name	Position(s) Held with Fund	Principal Occupation(s) During Past 5 Years

Daniel Heflin	President, CEO, CIO and	President, CEO, and CIO, Torchlight Investors, LLC
Director

Ramalingam Ganesh	Chief Financial Officer	CFO, Torchlight Investors, LLC; formerly, Executive Director, Morgan Stanley Investment Management, Inc.

Jerry Cammarata	Chief Compliance Officer	Vice President, Torchlight Investors, LLC

Joanne M. Vitale	Vice President	Managing Director, ING Clarion Partners, LLC; formerly, Director, ING Clarion Partners, LLC

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SEMI-ANNUAL REPORT 2011 | TORCHLIGHT VALUE FUND, INC.

CONTACT INFORMATION

Investment Adviser
Torchlight Investors, LLC
230 Park Avenue
New York, NY 10169

Investor Relations
Robert Kopchains
230 Park Avenue
New York, NY 10169
Phone: (212) 883-2692

Administrator
The Bank of New York Mellon Corporation
101 Barclay Street
New York, NY 10286

Custodian
The Bank of New York Mellon Corporation
100 Colonial Center Parkway
Lake Mary, FL 32746

Item 2. Code of Ethics.

Not applicable for a semi-annual reporting period.

Item 3. Audit Committee Financial Expert.

Not applicable for a semi-annual reporting period.

Item 4. Principal Accountant Fees and Services.

Not applicable for a semi-annual reporting period.

Item 5. Audit Committee of Listed Registrants.

Not applicable for a semi-annual reporting period.

Item 6. Schedule of Investments.

The Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors since the registrant’s most recent disclosure in response to the requirements of Item 7(d)(ii)(G) of Schedule 14A or this Item

Item 11. Controls and Procedures.

(a)          Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(d) under the 1940 Act), as of a date within 90 days of the filing date of the report, the President (principal executive officer) and the Chief Financial Officer (principal financial officer) of the registrant, concluded that they were not aware of any material deficiencies in the design or operation of the registrant’s disclosure controls and procedures and that these controls and procedures are effective.

(b)          There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) over the fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)     Code of Ethics. Not applicable.

(a)(2)     Certifications of the registrant’s President and Chief Financial Officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 (“SOX”) are attached as Exhibit 99.CERT.

(b)          Certifications of the registrant’s President and Chief Financial Officer pursuant to Section 906 of SOX are attached as Exhibit 99.906CERT.

SIGNATURES

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Torchlight Value Fund, Inc.

By:	/s/ Daniel Heflin

Name:	Daniel Heflin
Title:	President and Chief Executive Officer
Date:	July 8, 2011

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Daniel Heflin

Name:	Daniel Heflin
Title:	President and Chief Executive Officer
Date:	July 8, 2011

By:	/s/ Ramalingam Ganesh

Name:	Ramalingam Ganesh
Title:	Chief Financial Officer
Date:	July 8, 2011